Not FDIC Insured May Lose Value No Bank Guarantee
PFT6-Q1PH

Schedules of Investments
(unaudited)
Putnam International Value Fund 2
Putnam Small Cap Growth Fund 8
Notes to Schedules of Investments 13

Putnam Funds Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam International Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Aerospace & Defense 2.7%
Airbus SE ......................................... France 55,244 $ 12,900,910
Thales SA ......................................... France 39,006 12,330,354
25,231,264
Air Freight & Logistics 0.9%
Deutsche Post AG ................................... Germany 182,677 8,163,350
Automobiles 0.4%
Stellantis NV ....................................... United States 442,597 4,107,991
Banks 25.5%
AIB Group plc ...................................... Ireland 1,937,972 17,667,993
ANZ Group Holdings Ltd. ............................. Australia 585,817 12,863,689
Barclays plc ....................................... United Kingdom 5,543,168 28,521,405
BNP Paribas SA .................................... France 298,215 27,275,578
CaixaBank SA ...................................... Spain 1,836,204 19,393,832
HSBC Holdings plc .................................. United Kingdom 2,374,158 33,506,777
ING Groep NV ..................................... Netherlands 1,323,179 34,688,137
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,033,300 32,799,932
Resona Holdings, Inc. ................................ Japan 1,058,600 10,794,859
Sumitomo Mitsui Financial Group, Inc. .................... Japan 720,200 20,261,297
237,773,499
Beverages 2.4%
Asahi Group Holdings Ltd. ............................. Japan 719,600 8,627,236
Coca-Cola Europacific Partners plc ...................... United Kingdom 159,922 14,458,548
23,085,784
Biotechnology 0.8%
a
Argenx SE ........................................ Netherlands 9,715 7,177,924
Broadline Retail 0.5%
Pan Pacific International Holdings Corp. .................. Japan 646,800 4,258,494
Building Products 1.4%
Cie de Saint-Gobain SA .............................. France 124,587 13,499,196
Capital Markets 1.3%
Partners Group Holding AG ............................ Switzerland 9,417 12,321,304
Chemicals 0.6%
LANXESS AG ...................................... Germany 227,393 5,661,924
Construction Materials 2.4%
CRH plc .......................................... United States 187,709 22,646,818
Consumer Staples Distribution & Retail 2.7%
MatsukiyoCocokara & Co. ............................. Japan 500,100 10,158,572
Tesco plc ......................................... United Kingdom 2,496,673 14,964,286
25,122,858
Diversified REITs 0.7%
Mirvac Group ...................................... Australia 4,439,829 6,667,245
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG ................................ Germany 443,444 15,107,902
Telstra Group Ltd. ................................... Australia 3,665,619 11,686,449
26,794,351
Electric Utilities 1.8%
Enel SpA ......................................... Italy 1,784,952 16,915,170

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.1%
ABB Ltd. .......................................... Switzerland 147,093 $ 10,644,139
Food Products 1.0%
Yamazaki Baking Co. Ltd. ............................. Japan 417,000 9,283,613
Health Care Equipment & Supplies 1.6%
Hoya Corp. ........................................ Japan 110,800 15,320,356
Hotels, Restaurants & Leisure 0.7%
Compass Group plc ................................. United Kingdom 195,794 6,673,787
Household Durables 2.1%
Cairn Homes plc .................................... Ireland 3,461,200 7,785,899
Sony Group Corp. ................................... Japan 418,200 12,021,871
19,807,770
Industrial Conglomerates 1.7%
Siemens AG ....................................... Germany 60,158 16,241,338
Industrial REITs 0.9%
Segro plc ......................................... United Kingdom 931,464 8,230,458
Insurance 9.4%
ASR Nederland NV .................................. Netherlands 248,590 16,916,383
AXA SA ........................................... France 480,982 23,065,498
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 28,945 18,480,636
Prudential plc ...................................... Hong Kong 863,008 12,081,872
QBE Insurance Group Ltd. ............................ Australia 1,318,199 17,938,398
a
Sony Financial Group, Inc. ............................ Japan 408,300 452,792
88,935,579
Machinery 2.7%
a
Alstom SA ......................................... France 671,214 17,563,273
Minebea Mitsumi, Inc. ................................ Japan 421,600 7,922,195
25,485,468
Metals & Mining 1.9%
Anglo American plc .................................. South Africa 118,217 4,457,648
Glencore plc ....................................... Australia 2,651,290 12,210,855
Valterra Platinum Ltd. ................................ South Africa 12,344 879,877
17,548,380
Multi-Utilities 1.3%
E.ON SE .......................................... Germany 659,044 12,413,401
Oil, Gas & Consumable Fuels 6.3%
Cenovus Energy, Inc. ................................ Canada 952,491 16,172,568
Shell plc .......................................... United States 1,203,530 42,895,059
59,067,627
Passenger Airlines 1.6%
Qantas Airways Ltd. ................................. Australia 2,037,259 14,720,832
Personal Care Products 1.7%
Unilever plc ........................................ United Kingdom 267,798 15,906,248
Pharmaceuticals 5.0%
AstraZeneca plc .................................... United Kingdom 54,958 8,419,627
Bayer AG ......................................... Germany 275,709 9,178,670
Novo Nordisk A/S, B ................................. Denmark 202,790 11,291,685
Sanofi SA ......................................... United States 187,040 17,711,548
46,601,530

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.1%
STMicroelectronics NV ............................... Singapore 356,474 $ 10,075,710
Specialty Retail 0.5%
JD Sports Fashion plc ................................ United Kingdom 3,844,506 4,949,221
Textiles, Apparel & Luxury Goods 1.4%
Asics Corp. ........................................ Japan 512,900 13,421,309
Tobacco 1.5%
Imperial Brands plc .................................. United Kingdom 320,352 13,609,018
Trading Companies & Distributors 4.9%
Ashtead Group plc .................................. United Kingdom 84,355 5,656,964
Ferguson Enterprises, Inc. ............................ United States 42,785 9,608,954
ITOCHU Corp. ..................................... Japan 185,800 10,571,722
Mitsubishi Corp. .................................... Japan 848,400 20,225,352
46,062,992
Wireless Telecommunication Services 1.6%
KDDI Corp. ........................................ Japan 495,600 7,904,091
Vodafone Group plc ................................. United Kingdom 6,681,063 7,769,433
15,673,524
Total Common Stocks (Cost $714,626,546) ...................................
910,099,472
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Notes ,
1.625%, 5/15/31 .................................. United States 139,000 123,800
c
FRN, 4.068%, (3-month Treasury Bill Index + 0.17%), 10/31/25 United States 110,000 109,977
Total U.S. Government and Agency Securities (Cost $233,777) ..................
233,777
Total Long Term Investments (Cost $714,860,323) .............................
910,333,249
a
Short Term Investments 5.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
d,e
U.S. Treasury Bills ,
3.92%, 11/06/25 ................................... United States 1,300,000 1,294,777
3.86%, 12/04/25 ................................... United States 400,000 397,232
1,692,009
Total U.S. Government and Agency Securities (Cost $1,691,708) ................
1,692,009

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 4.8%
f,g
Putnam Short Term Investment Fund, Class P, 4.364% ....... United States 44,851,254 $ 44,851,254
Total Management Investment Companies (Cost $44,851,254) ..................
44,851,254
Total Short Term Investments (Cost $46,542,962 ) ..............................
46,543,263
a
Total Investments (Cost $761,403,285) 101.9% ................................
$956,876,512
Other Assets, less Liabilities (1.9)% .........................................
(17,030,839)
Net Assets 100.0% .........................................................
$939,845,673
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
c
The coupon rate shown represents the rate at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the aggregate value of these securities pledged amounted to $707,485, representing 0.1% net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Sell 1,558,400 1,026,051 10/15/25 $ — $ (5,349)
Australian Dollar .... CITI Buy 4,267,500 2,809,774 10/15/25 14,594 —
Australian Dollar .... CITI Sell 2,074,200 1,357,565 10/15/25 — (15,207)
Australian Dollar .... GSCO Sell 2,302,800 1,525,789 10/15/25 1,722 —
Australian Dollar .... HSBK Buy 8,780,100 5,775,027 10/15/25 35,925 —
Australian Dollar .... HSBK Sell 1,767,400 1,157,745 10/15/25 — (11,977)
Australian Dollar .... JPHQ Buy 5,070,700 3,320,621 10/15/25 35,331 —
Australian Dollar .... MSCO Buy 2,469,200 1,621,588 10/15/25 12,608 —
Australian Dollar .... MSCO Sell 15,942,000 10,449,339 10/15/25 — (101,589)
Australian Dollar .... SSBT Buy 2,483,900 1,613,941 10/15/25 29,984 —
Australian Dollar .... SSBT Sell 1,223,700 803,421 10/15/25 — (6,462)
Australian Dollar .... TDOM Buy 1,944,300 1,268,347 10/15/25 18,453 —
Australian Dollar .... UBSW Buy 2,956,300 1,914,432 10/15/25 42,142 —
Australian Dollar .... UBSW Sell 3,350,800 2,183,324 10/15/25 — (34,342)
Australian Dollar .... WPAC Buy 3,103,900 2,037,810 10/15/25 16,451 —
Canadian Dollar .... BOFA Sell 2,805,000 2,057,372 10/15/25 40,516 —
Canadian Dollar .... BZWS Sell 4,091,500 2,974,514 10/15/25 32,636 —
Canadian Dollar .... CITI Sell 293,600 215,343 10/15/25 4,238 —
Canadian Dollar .... GSCO Sell 1,031,400 748,853 10/15/25 7,254 —
Canadian Dollar .... HSBK Sell 1,645,900 1,203,279 10/15/25 19,842 —
Canadian Dollar .... JPHQ Sell 1,745,300 1,281,188 10/15/25 26,279 —
Canadian Dollar .... MSCO Sell 1,647,500 1,205,381 10/15/25 20,793 —
Canadian Dollar .... SSBT Sell 2,521,800 1,849,000 10/15/25 35,771 —
Canadian Dollar .... TDOM Sell 1,478,500 1,085,349 10/15/25 22,275 —
Canadian Dollar .... UBSW Sell 2,329,200 1,707,123 10/15/25 32,377 —

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... WPAC Sell 2,681,800 1,968,721 10/15/25 $ 40,449 $ —
Israeli New Shekel .. BOFA Buy 3,445,400 1,035,946 10/15/25 4,254 —
Israeli New Shekel .. GSCO Buy 3,763,700 1,131,570 10/15/25 4,728 —
Israeli New Shekel .. HSBK Buy 1,644,100 490,622 10/15/25 5,748 —
Israeli New Shekel .. MSCO Buy 6,248,300 1,858,016 10/15/25 28,406 —
Israeli New Shekel .. SSBT Buy 4,251,300 1,268,953 10/15/25 14,556 —
Israeli New Shekel .. UBSW Buy 13,792,500 4,116,309 10/15/25 47,781 —
New Zealand Dollar . JPHQ Buy 485,900 291,367 10/15/25 — (9,525)
New Zealand Dollar . WPAC Buy 1,251,800 750,594 10/15/25 — (24,499)
Chinese Yuan ...... BOFA Buy 7,927,500 1,110,675 11/19/25 5,346 —
Chinese Yuan ...... HSBK Buy 19,116,800 2,677,254 11/19/25 13,980 —
Hong Kong Dollar ... BOFA Buy 5,074,500 652,094 11/19/25 754 —
Hong Kong Dollar ... BZWS Buy 11,922,300 1,529,547 11/19/25 4,289 —
Hong Kong Dollar ... CITI Buy 5,113,200 657,216 11/19/25 610 —
Hong Kong Dollar ... GSCO Buy 27,196,700 3,495,529 11/19/25 3,399 —
Hong Kong Dollar ... HSBK Buy 9,283,800 1,192,984 11/19/25 1,402 —
Hong Kong Dollar ... SSBT Buy 60,318,000 7,753,029 11/19/25 7,042 —
Hong Kong Dollar ... TDOM Buy 25,912,600 3,330,176 11/19/25 3,549 —
Japanese Yen ...... BOFA Buy 645,205,900 4,436,448 11/19/25 — (51,361)
Japanese Yen ...... CITI Buy 1,035,101,900 7,117,421 11/19/25 — (82,440)
Japanese Yen ...... GSCO Buy 925,383,500 6,342,624 11/19/25 — (53,334)
Japanese Yen ...... HSBK Buy 2,072,029,500 14,164,246 11/19/25 — (81,876)
Japanese Yen ...... HSBK Sell 1,434,907,900 9,801,401 11/19/25 49,173 —
Japanese Yen ...... JPHQ Buy 1,377,575,300 9,472,325 11/19/25 — (109,753)
Japanese Yen ...... MSCO Sell 900,714,100 6,147,497 11/19/25 25,871 —
Japanese Yen ...... SSBT Sell 1,264,129,600 8,627,481 11/19/25 35,933 —
Japanese Yen ...... TDOM Buy 748,497,600 5,077,921 11/19/25 17,125 (7,947)
Japanese Yen ...... UBSW Buy 366,043,800 2,502,627 11/19/25 — (14,842)
Japanese Yen ...... UBSW Sell 76,131,400 519,597 11/19/25 2,176 —
Japanese Yen ...... WPAC Buy 204,734,200 1,397,274 11/19/25 — (5,816)
Singapore Dollar .... BOFA Buy 1,203,600 945,847 11/19/25 — (9,241)
Singapore Dollar .... CITI Buy 553,500 434,966 11/19/25 — (4,249)
Singapore Dollar .... GSCO Buy 7,528,800 5,916,240 11/19/25 — (57,547)
Singapore Dollar .... HSBK Buy 1,457,700 1,142,918 11/19/25 — (8,578)
Singapore Dollar .... JPHQ Buy 389,900 306,403 11/19/25 — (2,994)
Singapore Dollar .... MSCO Buy 2,385,500 1,870,332 11/19/25 — (14,005)
Singapore Dollar .... SSBT Buy 3,159,000 2,476,753 11/19/25 — (18,512)
Singapore Dollar .... TDOM Buy 589,200 461,900 11/19/25 — (3,402)
South Korean Won .. GSCO Sell 2,751,961,900 1,994,190 11/19/25 30,156 —
South Korean Won .. JPHQ Sell 2,113,870,600 1,531,502 11/19/25 22,864 —
South Korean Won .. MSCO Buy 4,857,415,500 3,519,458 11/19/25 — (52,794)
British Pound ...... BOFA Sell 11,277,300 15,284,914 12/17/25 116,629 —
British Pound ...... BZWS Sell 3,766,100 5,104,397 12/17/25 38,887 —
British Pound ...... CITI Buy 6,088,500 8,252,167 12/17/25 — (62,964)
British Pound ...... GSCO Sell 4,475,400 6,065,800 12/17/25 46,262 —
British Pound ...... HSBK Sell 469,400 636,208 12/17/25 4,852 —
British Pound ...... JPHQ Sell 1,460,400 1,979,245 12/17/25 14,966 —
British Pound ...... MSCO Sell 28,005,100 37,923,487 12/17/25 263,123 (7,282)
British Pound ...... SSBT Sell 3,610,700 4,896,293 12/17/25 39,801 —
British Pound ...... TDOM Sell 1,754,600 2,379,395 12/17/25 19,409 —
British Pound ...... UBSW Sell 3,362,900 4,560,261 12/17/25 37,066 —
British Pound ...... WPAC Buy 8,922,900 12,099,899 12/17/25 — (98,348)
Czech Koruna ...... BOFA Buy 19,303,700 929,654 12/17/25 3,087 —
Czech Koruna ...... MSCO Buy 26,622,600 1,283,962 12/17/25 2,423 —
Danish Krone ...... BOFA Buy 6,195,100 979,678 12/17/25 — (196)
Danish Krone ...... CITI Buy 20,283,800 3,207,304 12/17/25 — (316)
Danish Krone ...... GSCO Sell 1,676,600 265,235 12/17/25 155 —

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 16 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... JPHQ Buy 2,899,200 458,391 12/17/25 $ — $ (10)
Danish Krone ...... MSCO Sell 63,562,100 10,048,286 12/17/25 — (1,258)
Euro ............. BOFA Sell 3,678,300 4,337,856 12/17/25 36 —
Euro ............. BZWS Sell 1,408,500 1,661,040 12/17/25 — (4)
Euro ............. CITI Buy 179,900 212,160 12/17/25 — (4)
Euro ............. GSCO Buy 8,187,000 9,665,517 12/17/25 61 (10,648)
Euro ............. HSBK Buy 12,865,900 15,172,885 12/17/25 — (127)
Euro ............. MSCO Sell 35,541,900 41,905,784 12/17/25 — (8,784)
Euro ............. SSBT Buy 6,189,700 7,298,028 12/17/25 1,486 —
Euro ............. TDOM Buy 3,047,100 3,589,879 12/17/25 3,566 —
Euro ............. TDOM Sell 9,881,500 11,644,230 12/17/25 — (9,025)
Euro ............. UBSW Sell 4,619,200 5,446,222 12/17/25 — (1,202)
Euro ............. WPAC Sell 993,600 1,171,370 12/17/25 — (383)
Norwegian Krone ... BOFA Sell 1,210,400 122,464 12/17/25 1,150 —
Norwegian Krone ... BZWS Sell 14,012,200 1,417,675 12/17/25 13,282 —
Norwegian Krone ... CITI Buy 8,047,700 814,230 12/17/25 — (7,637)
Norwegian Krone ... GSCO Buy 13,069,000 1,322,305 12/17/25 — (12,445)
Norwegian Krone ... MSCO Buy 63,926,200 6,469,866 12/17/25 — (62,766)
Norwegian Krone ... SSBT Sell 3,013,200 304,942 12/17/25 2,940 —
Swedish Krona ..... BOFA Buy 23,567,800 2,545,600 12/17/25 — (30,066)
Swedish Krona ..... BZWS Buy 13,568,600 1,465,545 12/17/25 — (17,287)
Swedish Krona ..... CITI Buy 36,621,300 3,955,355 12/17/25 — (46,543)
Swedish Krona ..... HSBK Buy 25,298,900 2,732,491 12/17/25 — (32,186)
Swedish Krona ..... SSBT Buy 37,930,900 4,090,182 12/17/25 — (41,588)
Swedish Krona ..... TDOM Buy 37,762,900 4,072,042 12/17/25 — (41,380)
Swedish Krona ..... UBSW Buy 9,559,100 1,030,825 12/17/25 — (10,525)
Swedish Krona ..... WPAC Buy 7,265,200 783,327 12/17/25 — (7,868)
Swiss Franc ....... BOFA Buy 2,436,400 3,090,505 12/17/25 — (1,494)
Swiss Franc ....... BZWS Buy 2,897,400 3,675,744 12/17/25 — (2,250)
Swiss Franc ....... CITI Buy 4,172,300 5,292,529 12/17/25 — (2,641)
Swiss Franc ....... GSCO Buy 2,083,900 2,643,419 12/17/25 — (1,328)
Swiss Franc ....... HSBK Buy 10,748,800 13,634,899 12/17/25 — (6,936)
Swiss Franc ....... JPHQ Buy 5,184,900 6,577,780 12/17/25 — (4,057)
Swiss Franc ....... MSCO Buy 7,438,200 9,446,593 12/17/25 — (16,004)
Swiss Franc ....... MSCO Sell 429,600 543,790 12/17/25 — (882)
Swiss Franc ....... SSBT Buy 10,737,300 13,636,260 12/17/25 — (22,877)
Swiss Franc ....... TDOM Buy 1,497,000 1,901,230 12/17/25 — (3,245)
Swiss Franc ....... UBSW Sell 1,747,900 2,219,866 12/17/25 3,775 —
Swiss Franc ....... WPAC Buy 2,431,700 3,087,305 12/17/25 — (4,252)
Total Forward Exchange Contracts ................................................... $1,431,738 $(1,364,449)
Net unrealized appreciation (depreciation) ............................................ $67,289
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam Small Cap Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Aerospace & Defense 6.8%
a,b
AeroVironment, Inc. ................................. United States 69,216 $ 21,795,426
a,b
Kratos Defense & Security Solutions, Inc. ................. United States 890,390 81,354,934
Leonardo DRS, Inc. ................................. United States 537,817 24,416,892
a,b
Loar Holdings, Inc. .................................. United States 86,502 6,920,160
a,b
Rocket Lab Corp. ................................... United States 436,195 20,898,102
VSE Corp. ........................................ United States 308,589 51,299,835
206,685,349
Automobile Components 0.9%
b
Patrick Industries, Inc. ................................ United States 268,747 27,796,502
Banks 2.2%
a
Axos Financial, Inc. .................................. United States 193,718 16,398,229
a
Bancorp, Inc. (The) .................................. United States 686,049 51,378,210
67,776,439
Biotechnology 6.8%
a,b
ADMA Biologics, Inc. ................................. United States 1,774,386 26,012,499
a,b
Ascendis Pharma A/S , ADR ........................... Denmark 101,409 20,161,123
a
Bridgebio Pharma, Inc. ............................... United States 328,911 17,083,637
a
Halozyme Therapeutics, Inc. ........................... United States 491,164 36,021,968
a
Insmed, Inc. ....................................... United States 252,171 36,315,146
a,b
Madrigal Pharmaceuticals, Inc. ......................... United States 46,709 21,423,550
a
Rhythm Pharmaceuticals, Inc. .......................... United States 275,500 27,822,745
a
Soleno Therapeutics, Inc. ............................. United States 140,348 9,487,525
a
Xenon Pharmaceuticals, Inc. ........................... Canada 274,338 11,014,671
205,342,864
Broadline Retail 0.9%
a
Ollie's Bargain Outlet Holdings, Inc. ...................... United States 212,161 27,241,472
Building Products 0.3%
CSW Industrials, Inc. ................................. United States 43,174 10,480,489
Capital Markets 2.8%
Perella Weinberg Partners , A ........................... United States 867,311 18,491,071
Piper Sandler Cos. .................................. United States 47,749 16,568,426
StepStone Group, Inc. , A .............................. United States 798,813 52,170,477
87,229,974
Commercial Services & Supplies 1.4%
a
Casella Waste Systems, Inc. , A ......................... United States 234,433 22,243,003
a
Clean Harbors, Inc. .................................. United States 96,218 22,343,744
44,586,747
Construction & Engineering 7.6%
Comfort Systems USA, Inc. ............................ United States 94,748 78,184,155
a,b
Construction Partners, Inc. , A .......................... United States 345,340 43,858,180
a
Dycom Industries, Inc. ................................ United States 115,386 33,665,019
a
IES Holdings, Inc. ................................... United States 101,803 40,481,963
a,b
Legence Corp. , A ................................... United States 685,066 21,106,883
a
Sterling Infrastructure, Inc. ............................ United States 46,335 15,739,073
233,035,273
Construction Materials 1.4%
b
Eagle Materials, Inc. ................................. United States 65,027 15,153,892

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials (continued)
a
Knife River Corp. ................................... United States 356,317 $ 27,390,088
42,543,980
Consumer Finance 1.0%
a
Dave, Inc. ......................................... United States 35,835 7,143,707
a
Enova International, Inc. .............................. United States 220,556 25,383,790
32,527,497
Consumer Staples Distribution & Retail 0.1%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 48,812 4,551,719
Diversified Consumer Services 2.9%
a
Adtalem Global Education, Inc. ......................... United States 300,485 46,409,908
a
Stride, Inc. ........................................ United States 297,009 44,236,520
90,646,428
Electrical Equipment 1.0%
a,b
Bloom Energy Corp. , A ............................... United States 360,882 30,519,791
Electronic Equipment, Instruments & Components 5.0%
Advanced Energy Industries, Inc. ....................... United States 281,874 47,958,042
a
Fabrinet .......................................... Thailand 106,675 38,895,839
a
Itron, Inc. ......................................... United States 397,600 49,525,056
a,b
Mirion Technologies, Inc. , A ............................ United States 704,030 16,375,738
152,754,675
Energy Equipment & Services 1.5%
Archrock, Inc. ...................................... United States 886,747 23,330,314
CES Energy Solutions Corp. ........................... Canada 3,166,523 21,364,986
44,695,300
Financial Services 0.7%
Mr. Cooper Group, Inc. ............................... United States 98,463 20,755,016
Health Care Equipment & Supplies 2.8%
a
Integer Holdings Corp. ............................... United States 205,145 21,197,633
a
Merit Medical Systems, Inc. ............................ United States 559,804 46,592,487
a,b
UFP Technologies, Inc. ............................... United States 90,316 18,027,074
85,817,194
Health Care Providers & Services 6.3%
Encompass Health Corp. ............................. United States 536,560 68,153,851
Ensign Group, Inc. (The) .............................. United States 339,994 58,740,763
a
GeneDx Holdings Corp. , A ............................. United States 161,173 17,364,779
a,b
Hims & Hers Health, Inc. .............................. United States 405,900 23,022,648
a,b
RadNet, Inc. ....................................... United States 328,835 25,060,515
192,342,556
Health Care Technology 1.1%
a
Doximity, Inc. , A .................................... United States 471,430 34,485,105
Hotels, Restaurants & Leisure 2.2%
a
Brinker International, Inc. ............................. United States 97,977 12,411,726
a
Planet Fitness, Inc. , A ................................ United States 235,272 24,421,234
Texas Roadhouse, Inc. , A ............................. United States 181,535 30,162,040
66,995,000

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.4%
b
Installed Building Products, Inc. ......................... United States 170,670 $ 42,097,462
Insurance 1.5%
Kinsale Capital Group, Inc. ............................ United States 51,282 21,808,183
a
Skyward Specialty Insurance Group, Inc. .................. United States 491,203 23,361,615
45,169,798
Interactive Media & Services 0.3%
a,b
Grindr, Inc. ........................................ Singapore 533,507 8,013,275
Life Sciences Tools & Services 0.8%
a
Medpace Holdings, Inc. ............................... United States 49,620 25,512,619
Machinery 6.0%
Crane Co. ......................................... United States 160,953 29,637,885
Federal Signal Corp. ................................. United States 381,124 45,349,945
JBT Marel Corp. .................................... United States 33,797 4,746,789
a,b
RBC Bearings, Inc. .................................. United States 143,933 56,175,611
a
SPX Technologies, Inc. ............................... United States 249,331 46,570,044
182,480,274
Marine Transportation 1.0%
a
Kirby Corp. ........................................ United States 350,586 29,256,402
Metals & Mining 2.0%
Carpenter Technology Corp. ........................... United States 245,599 60,304,378
Oil, Gas & Consumable Fuels 0.9%
a,b
Centrus Energy Corp. , A .............................. United States 89,956 27,892,657
Personal Care Products 0.2%
a
BellRing Brands, Inc. ................................. United States 149,494 5,434,107
Pharmaceuticals 0.8%
a
Axsome Therapeutics, Inc. ............................ United States 192,200 23,342,690
a
LENZ Therapeutics, Inc. .............................. United States 21,759 1,013,534
24,356,224
Professional Services 3.8%
a
Huron Consulting Group, Inc. .......................... United States 410,069 60,185,827
a,b
Parsons Corp. ...................................... United States 287,477 23,837,593
a
Verra Mobility Corp. , A ................................ United States 1,196,013 29,541,521
113,564,941
Real Estate Management & Development 2.2%
Colliers International Group, Inc. ........................ Canada 236,779 37,031,916
FirstService Corp. ................................... Canada 166,183 31,662,775
68,694,691
Semiconductors & Semiconductor Equipment 7.1%
a,b
Camtek Ltd. ....................................... Israel 346,782 36,429,449
a
Credo Technology Group Holding Ltd. .................... United States 386,636 56,298,068
a,b
Nova Ltd. ......................................... Israel 239,151 76,447,009
a,b
Rambus, Inc. ...................................... United States 252,308 26,290,494
a
SiTime Corp. ....................................... United States 68,243 20,562,298
216,027,318
Software 9.4%
a
ACI Worldwide, Inc. .................................. United States 1,018,949 53,769,939
a
Agilysys, Inc. ....................................... United States 256,184 26,963,366

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
AvePoint, Inc. ...................................... United States 915,114 $ 13,735,861
a,b
Clearwater Analytics Holdings, Inc. , A .................... United States 636,427 11,468,415
a,b
Commvault Systems, Inc. ............................. United States 147,380 27,822,396
a
Descartes Systems Group, Inc. (The) .................... Canada 512,461 48,289,200
a,b
Life360, Inc. ....................................... United States 70,287 7,471,508
Pegasystems, Inc. ................................... United States 546,107 31,401,152
a
Q2 Holdings, Inc. ................................... United States 383,887 27,789,580
a
Varonis Systems, Inc. , B .............................. United States 266,246 15,301,158
a
Vertex, Inc. , A ...................................... United States 997,628 24,731,198
288,743,773
Specialty Retail 2.8%
a
Aritzia, Inc. ........................................ Canada 476,845 28,843,006
a
Boot Barn Holdings, Inc. .............................. United States 208,352 34,528,093
Murphy USA, Inc. ................................... United States 64,478 25,034,228
88,405,327
Technology Hardware, Storage & Peripherals 1.2%
a,b
IonQ, Inc. ......................................... United States 574,837 35,352,476
Trading Companies & Distributors 2.3%
Applied Industrial Technologies, Inc. ..................... United States 175,657 45,855,260
FTAI Aviation Ltd. ................................... United States 142,114 23,713,142
69,568,402
Total Common Stocks (Cost $ 2,108,648,394 ) ..................................
3,039,683,494
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 78,498 36,109
Total Rights (Cost $ 36,109 ) .................................................
36,109
Total Long Term Investments (Cost $ 2,108,684,503 ) ...........................
3,039,719,603
a
Short Term Investments 8.4%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.7%
d,e
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 21,426,927 21,426,927
Total Management Investment Companies (Cost $ 21,426,927 ) ..................
21,426,927

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 7.7%
Money Market Funds 7.7%
d,e
Putnam Cash Collateral Pool, LLC , 4.402% ................ United States 235,734,554 $ 235,734,554
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 235,734,554 ) ........................................................
235,734,554
Total Short Term Investments (Cost $ 257,161,481 ) .............................
257,161,481
a
Total Investments (Cost $ 2,365,845,984 ) 107.8% ..............................
$3,296,881,084
Other Assets, less Liabilities (7.8) % .........................................
(237,925,693)
Net Assets 100.0% .........................................................
$3,058,955,391
a a a
See Abbreviations on page 16 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifteen separate funds, two of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $36,640,630 $132,288,396 $(124,077,772) $— $— $44,851,254 44,851,254 $336,204
Total Affiliated Securities ... $36,640,630 $132,288,396 $(124,077,772) $— $— $44,851,254 $336,204
Putnam Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $47,086,907 $120,874,175 $(146,534,155) $— $— $21,426,927 21,426,927 $262,529
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $164,675,548 $353,556,444 $(282,497,438) $— $— $235,734,554 235,734,554 $1,967,882
Total Affiliated Securities ... $211,762,455 $474,430,619 $(429,031,593) $— $— $257,161,481 $2,230,411
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 25,231,264 $ — $ 25,231,264
Air Freight & Logistics ................... — 8,163,350 — 8,163,350
Automobiles .......................... — 4,107,991 — 4,107,991
Banks ............................... — 237,773,499 — 237,773,499
Beverages ........................... 14,458,548 8,627,236 — 23,085,784
Biotechnology ......................... — 7,177,924 — 7,177,924
Broadline Retail ....................... — 4,258,494 — 4,258,494
Building Products ...................... — 13,499,196 — 13,499,196
Capital Markets ........................ — 12,321,304 — 12,321,304
Chemicals ........................... — 5,661,924 — 5,661,924
Construction Materials .................. — 22,646,818 — 22,646,818
Consumer Staples Distribution & Retail ...... 10,158,572 14,964,286 — 25,122,858
Diversified REITs ...................... — 6,667,245 — 6,667,245
Diversified Telecommunication Services ..... — 26,794,351 — 26,794,351
Electric Utilities ........................ — 16,915,170 — 16,915,170
Electrical Equipment .................... — 10,644,139 — 10,644,139
Food Products ........................ — 9,283,613 — 9,283,613
Health Care Equipment & Supplies ......... — 15,320,356 — 15,320,356
Hotels, Restaurants & Leisure ............. — 6,673,787 — 6,673,787
Household Durables .................... 7,785,899 12,021,871 — 19,807,770
Industrial Conglomerates ................ — 16,241,338 — 16,241,338
Industrial REITs ....................... — 8,230,458 — 8,230,458
Insurance ............................ 452,792 88,482,787 — 88,935,579
Machinery ............................ — 25,485,468 — 25,485,468
Metals & Mining ....................... 879,877 16,668,503 — 17,548,380
Multi-Utilities .......................... — 12,413,401 — 12,413,401
Oil, Gas & Consumable Fuels ............. 16,172,568 42,895,059 — 59,067,627
Passenger Airlines ..................... — 14,720,832 — 14,720,832
Personal Care Products ................. — 15,906,248 — 15,906,248
Pharmaceuticals ....................... — 46,601,530 — 46,601,530
Semiconductors & Semiconductor Equipment . — 10,075,710 — 10,075,710
Specialty Retail ........................ — 4,949,221 — 4,949,221
Textiles, Apparel & Luxury Goods .......... — 13,421,309 — 13,421,309
Tobacco ............................. — 13,609,018 — 13,609,018

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam International Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ — $ 46,062,992 $ — $ 46,062,992
Wireless Telecommunication Services ....... — 15,673,524 — 15,673,524
U.S. Government and Agency Securities ....... — 233,777 — 233,777
Short Term Investments ................... 44,851,254 1,692,009 — 46,543,263
Total Investments in Securities ........... $94,759,510 $862,117,002
a
$— $956,876,512
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,431,738 $— $1,431,738
Total Other Financial Instruments ......... $— $1,431,738 $— $1,431,738
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,364,449 $— $1,364,449
Total Other Financial Instruments ......... $— $1,364,449 $— $1,364,449
Putnam Small Cap Growth Fund
Assets:
Investments in Securities:
b
Common Stocks ......................... 3,039,683,494 — — 3,039,683,494
Rights ................................. — — 36,109 36,109
Short Term Investments ................... 21,426,927 235,734,554 — 257,161,481
Total Investments in Securities ........... $3,061,110,421 $235,734,554 $36,109 $3,296,881,084
a
Includes foreign securities valued at $860,191,216, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
CVR
Contingent Value Right
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.